Cover	May 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	CALIX, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34674
Entity Tax Identification Number	68-0438710
Entity Address, Address Line One	3155 Olsen Drive, Suite 450
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95117
City Area Code	408
Local Phone Number	514-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.025 per share
Trading Symbol	CALX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001406666
Amendment Flag	false